Cash and cash equivalents	6 Months Ended
Jun. 30, 2025
Cash and cash equivalents [abstract]
Cash and cash equivalents	Cash and cash equivalents
Cash and cash equivalents include both cash in banks and on hand. Cash and cash equivalents as of 30 June 2025 and 31 December 2024 are as follows:

	30 June 2025	31 December 2024
Cash and cash equivalents denominated in US dollars	50,606	36,930
Cash and cash equivalents denominated in other currencies	100,846	14,498
	151,452	51,428
Restricted cash
Restricted cash relates to cash that may only be used pursuant to certain of the Group’s borrowing arrangements. Therefore, these deposits are not available for general use by the Group. Movements in restricted cash balances during the periods ended 30 June 2025 and 31 December 2024 are as follows:

	30 June 2025	31 December 2024
Balance at 1 January	—	26,132
Release during the period	—	(26,872)
Interest income	—	740
Balance at 31 December	—	—